LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating right-of-use assets	$ 91,919	$ 206,826
Operating lease liability	$ 89,770	$ 202,471
Lease payments percentage	5.88%	5.88%
Operating lease expenses	$ 6,485	$ 62,714	$ 81,151
Operating Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating right-of-use assets		230,875
Operating lease liability		$ 230,875